EQUITY - Dividend distribution policy (Details)	12 Months Ended
Dec. 31, 2017
Percentage of net income will be allocated prior to any other destination to legal reserve	5
Percentage of maximum share capital to be allocated	20
Percentage of net income reserved for technical-economic feasibility studies and projects in electric sector	1
Percentage of maximum reserve not to exceed paid-up capital to cover technical-economic feasibility studies and projects in electric sector	2
Percentage of net income to be allocated to investment reserve	50
Percentage of maximum investment reserve not to exceed paid-up capital	75
Percentage of maximum net income to be used to cover social assistance to employees	1
Percentage of maximum paid up capital to cover social assistance to employees	1
Preference shares
Percentage of dividend distribution for preferred shares	10
Class A
Percentage of dividend distribution for preferred shares	8
Class B
Percentage of dividend distribution for preferred shares	6